Risk Management (Details 4) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Book value
Financial effect of the guarantee on credit and financial lease transactions
Individuals	R$ 192,867,720
Stage 1	165,031,788
Stage 2	15,354,577
Stage 3	12,481,355
Companies	218,624,935
Stage 1	177,191,748
Stage 2	21,750,673
Stage 3	19,682,514
Total	411,492,655
Fair Value Guarantees
Financial effect of the guarantee on credit and financial lease transactions
Individuals	121,318,093
Stage 1	109,456,403
Stage 2	8,925,277
Stage 3	2,936,413
Companies	77,161,470
Stage 1	61,244,814
Stage 2	7,374,186
Stage 3	8,542,470
Total	R$ 198,479,563